Services provided by the Group's auditors and network of firms	18 Months Ended
Oct. 31, 2018
Services provided by the Group's auditors and network of firms [Abstract]
Services provided by the Group's auditors and network of firms
5 Services provided by the Group’s auditors and network of firms
During the 18 months ended October 31, 2018, the Group obtained the following services from the Group’s auditors as detailed below which have been disclosed in line with the ICAEW Technical Release “Tech 14/13FRF” guidance on the disclosure of auditor remuneration for the audit of accounts and other (non-audit) services, in accordance with the requirements of the Companies (Disclosure of Auditor Remuneration and Liability Limitation Agreements) Regulations 2008 (Statutory Instrument 2008/489) as amended:

	18 months ended October 31, 2018		12 months ended April 30, 2017		12 months ended April 30, 2016
	$	’000	$	’000	$	’000

Audit of Company		12,223		1,032		563
Audit of subsidiaries		1,887		2,494		2,895
Total audit		14,110		3,526		3,458

Audit related assurance services		914		2,634		782
Other assurance services		664		-		-
Total assurance services		1,578		2,634		782

Tax compliance services		214		49		60
Tax advisory services		196		53		70
Services relating to taxation		410		102		130

Other non-audit services		35		7,470		1,842

Total		16,133		13,732		6,212

The 18 months ended October 31, 2018 fees represent fees paid to KPMG LLP, as the current auditor. Fees for the years ended April 30, 2017 and April 30, 2016 represent amounts paid to the previous auditor, PricewaterhouseCoopers LLP.

Audit related assurance services in the 18 months ended October 31, 2018 relate primarily to the additional audit procedures  performed on the Micro Focus International plc financial statements that are included in US filings and two interim reviews, for both six-month periods ending October 31, 2017 and April 30, 2018.

Other assurance services in the 18 months ended October 31, 2018 relate primarily to the auditor’s assurance work in relation to the SUSE divestiture and licence verification compliance work.

The remaining non-audit services in the period included a limited amount of tax compliance and tax advice.